Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	61,069,260	59,754,010	60,732,605	59,939,570
Effect of dilutive share options outstanding	1,404,385	612,127	1,244,421	451,629
Weighted average number of ordinary shares for diluted net income per ordinary share	62,473,645	60,366,137	61,977,026	60,391,199